Vert Global Sustainable Real Estate ETF
Schedule of Investments
March 31, 2026 (Unaudited)

REAL ESTATE INVESTMENT TRUSTS - 99.1%	Shares	Value
Diversified REITs - 8.6%
Activia Properties, Inc.	983	$863,809
American Assets Trust, Inc.	20,869	384,198
British Land Co. PLC	486,203	2,278,676
CapitaLand Integrated Commercial Trust	3,031,156	5,380,264
Charter Hall Long Wale REIT	326,187	748,407
Covivio SA/France	26,019	1,536,437
Custodian Property Income Reit PLC	103,476	109,027
Daiwa House REIT Investment Corp.	2,134	1,672,700
GPT Group	939,205	2,913,969
Growthpoint Properties Australia Ltd.	118,508	170,449
Growthpoint Properties Ltd.	1,638,269	1,547,586
Hulic Reit, Inc.	621	627,675
ICADE	18,817	419,746
KDX Realty Investment Corp.	2,010	2,029,078
Land Securities Group PLC	345,526	2,519,726
Merlin Properties Socimi SA	192,417	3,086,121
Mirvac Group	1,977,817	2,397,649
Mori Trust Reit, Inc.	1,271	569,629
Nomura Real Estate Master Fund, Inc.	1,844	1,810,502
Picton Property Income Ltd.	170,820	173,226
Redefine Properties Ltd.	3,227,147	1,121,748
Sekisui House Reit, Inc.	1,997	1,124,717
Shaftesbury Capital PLC	667,334	1,122,021
Stockland	1,206,948	3,562,806
Suntec Real Estate Investment Trust	850,200	962,130
Tokyu REIT, Inc.	350	432,082
		39,564,378

Health Care REITs - 12.0%
Aedifica SA	39,841	3,188,106
Alexandria Real Estate Equities, Inc.	74,376	3,452,534
Care Property Invest NV	14,592	206,127
Healthpeak Properties, Inc.	338,011	5,553,521
Primary Health Properties PLC	1,232,162	1,476,183
Ventas, Inc. (a)	230,664	18,863,702
Welltower, Inc.	112,353	22,213,312
		54,953,485

Hotel & Resort REITs - 2.2%
CapitaLand Ascott Trust	1,258,500	858,412
DiamondRock Hospitality Co. (a)	100,822	944,702
Hoshino Resorts REIT, Inc.	299	454,824
Host Hotels & Resorts, Inc.	333,723	6,394,133
Japan Hotel REIT Investment Corp.	2,889	1,356,517
		10,008,588

Industrial REITs - 16.5%
Americold Realty Trust, Inc. (a)	130,899	1,500,103
CapitaLand Ascendas REIT	1,892,700	3,623,586
Dexus Industria REIT	110,930	175,504
Dream Industrial Real Estate Investment Trust	61,919	548,843
Frasers Logistics & Commercial Trust	1,375,100	953,931
GLP J-Reit	2,212	1,800,578
Goodman Group	1,006,189	17,600,572
Goodman Property Trust (b)	537,238	580,756
Industrial & Infrastructure Fund Investment Corp.	1,160	1,026,639
Japan Logistics Fund, Inc.	1,205	722,591
LaSalle Logiport REIT	830	773,707
LXP Industrial Trust	28,221	1,305,503
Mitsubishi Estate Logistics REIT Investment Corp.	672	525,046
Montea NV	9,497	715,640
Nippon Prologis REIT, Inc.	3,231	1,730,349
Prologis Property Mexico SAB de CV	514,518	2,231,294
Prologis, Inc.	174,294	23,038,181
Rexford Industrial Realty, Inc.	112,946	3,696,723
Segro PLC	625,980	5,314,457
STAG Industrial, Inc.	93,848	3,384,159
Tritax Big Box REIT PLC	1,179,344	2,197,506
Warehouses De Pauw CVA	95,478	2,455,431
		75,901,099

Office REITs - 6.3%
Allied Properties Real Estate Investment Trust	26,800	176,292
Brandywine Realty Trust	66,296	179,662
BXP, Inc. (a)	69,856	3,625,526
CLS Holdings PLC	15,840	10,026
Colonial SFL Socimi SA	135,885	796,146
Cousins Properties, Inc.	86,015	1,941,358
Cromwell Property Group	819,845	221,797
Derwent London PLC	52,172	1,081,527
Dexus (c)	530,921	2,152,672
Dream Office Real Estate Investment Trust	3,508	39,440
Empire State Realty Trust, Inc. - Class A	56,073	291,580
Gecina SA	21,477	1,677,775
Great Portland Estates PLC	168,062	627,196
Helical PLC	17,189	39,758
Hudson Pacific Properties, Inc. (c)	18,047	106,658
Japan Prime Realty Investment Corp.	1,662	1,011,262
Japan Real Estate Investment Corp.	3,192	2,337,469
JBG SMITH Properties	30,374	443,764
Keppel REIT	1,651,200	1,139,068
Kilroy Realty Corp.	53,460	1,508,107
Mori Hills REIT Investment Corp.	674	560,502
Nippon Building Fund, Inc.	3,904	3,253,947
NSI NV	7,443	149,735
Orix JREIT, Inc.	2,640	1,596,379
Precinct Properties New Zealand Ltd. (c)	828,604	489,221
SL Green Realty Corp. (a)	33,721	1,245,654
Vornado Realty Trust	79,340	2,062,047
Workspace Group PLC	75,673	340,784
		29,105,352

Residential REITs - 13.5%
Altarea SCA	2,406	311,596
AvalonBay Communities, Inc.	68,387	11,171,017
Camden Property Trust	49,818	4,865,226
Centerspace	7,218	414,674
Equity LifeStyle Properties, Inc.	89,370	5,578,475
Equity Residential	172,731	10,217,039
Essex Property Trust, Inc.	30,462	7,371,804
Home Reit PLC (b)(c)	255,956	30,378
Irish Residential Properties REIT PLC	223,974	261,161
Killam Apartment Real Estate Investment Trust	29,442	336,498
Mid-America Apartment Communities, Inc.	54,775	6,689,123
Minto Apartment Real Estate Investment Trust (d)	5,895	74,218
UDR, Inc.	154,165	5,207,694
UMH Properties, Inc.	37,726	544,386
Unibail-Rodamco-Westfield	60,148	6,576,847
UNITE Group PLC	196,174	1,177,065
Veris Residential, Inc.	26,298	496,243
Xior Student Housing NV	20,738	632,008
		61,955,452

Retail REITs - 17.2%
Aeon Reit Investment Corp	757	593,362
Brixmor Property Group, Inc.	144,327	4,156,618
Carmila SA	32,027	614,045
Charter Hall Retail REIT	253,352	661,113
Choice Properties Real Estate Investment Trust	71,734	789,534
Eurocommercial Properties NV	20,876	627,795
Federal Realty Investment Trust	39,864	4,233,955
First Capital Real Estate Investment Trust	49,925	737,669
Frasers Centrepoint Trust	675,336	1,141,133
Hammerson PLC (c)	264,387	1,027,118
Immobiliare Grande Distribuzione SIIQ SpA	19,790	90,183
Japan Metropolitan Fund Invest	3,604	2,514,577
Kimco Realty Corp. (a)	329,250	7,398,247
Kite Realty Group Trust (a)	94,267	2,314,255
Kiwi Property Group Ltd.	811,825	421,426
Klepierre SA	105,236	3,931,042
Lendlease Global Commercial REIT	1,033,697	428,654
Macerich Co.	123,105	2,326,684
Mercialys SA	46,918	628,168
NewRiver REIT PLC	87,500	80,309
Phillips Edison & Co., Inc.	59,814	2,238,240
Regency Centers Corp. (a)	85,802	6,491,779
RioCan Real Estate Investment Trust	72,213	982,641
Scentre Group	2,577,874	5,861,734
Simon Property Group, Inc.	124,488	23,220,747
SmartCentres Real Estate Investment Trust	37,886	723,215
Urban Edge Properties	55,041	1,099,719
Vastned NV (c)	3,705	123,372
Vicinity Ltd.	1,926,511	3,087,548
Wereldhave Belgium Comm VA	545	34,035
Wereldhave NV	18,651	456,658
		79,035,575

Specialized REITs - 22.8%
American Tower Corp.	127,867	22,067,287
Big Yellow Group PLC	94,052	1,048,026
Charter Hall Social Infrastructure REIT	175,368	311,083
Digital Realty Trust, Inc.	130,349	23,490,193
Equinix, Inc.	28,629	28,063,291
Extra Space Storage, Inc.	103,013	13,508,095
Iron Mountain, Inc.	143,378	14,644,629
Safestore Holdings PLC	109,776	918,516
Shurgard Self Storage Ltd.	15,422	441,568
		104,492,688
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $431,015,104)		455,016,617

RIGHTS - 0.0% (e)	Shares	Value
Industrial REITs - 0.0% (e)
CapitaLand Ascendas REIT, Expires 04/16/2026, Exercise Price $2.35 (b)(c)	52,996	3,902
TOTAL RIGHTS (Cost $6,751)		3,902

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 6.0%	Units	Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.78% (f)	27,439,229	27,439,229
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $27,439,229)		27,439,229

MONEY MARKET FUNDS - 0.4%	Shares	Value
Invesco Government & Agency Portfolio - Institutional Class, 3.58% (f)	2,043,515	2,043,515
TOTAL MONEY MARKET FUNDS (Cost $2,043,515)		2,043,515

TOTAL INVESTMENTS - 105.5% (Cost $460,504,599)		484,503,263
Liabilities in Excess of Other Assets - (5.5)%		(25,184,617)
TOTAL NET ASSETS - 100.0%		$459,318,646

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

LLC - Limited Liability Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	All or a portion of this security is on loan as of March 31, 2026. The fair value of these securities was $26,899,439.
(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $615,036 or 0.1% of net assets as of March 31, 2026.

(c)	Non-income producing security.
(d)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2026, the value of these securities total $74,218 or less than 0.1% of the Fund’s net assets.

(e)	Represents less than 0.05% of net assets.
(f)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Vert Global Sustainable Real Estate ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Real Estate Investment Trusts	$454,405,483	$–	$611,134	$455,016,617
Rights	–	–	3,902	3,902
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	27,439,229
Money Market Funds	2,043,515	–	–	2,043,515
Total Investments	$456,448,998	$–	$615,036	$484,503,263

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $27,439,229 presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.